Trade and Other Receivables (Tables)	12 Months Ended
Dec. 31, 2022
TRADE AND OTHER RECEIVABLES.
Summary of Trade and Other Receivables, Net

	Current		Non-current
Trade and Other Receivables, Gross	12-31-2022	12-31-2021	12-31-2022	12-31-2021
	ThCh$	ThCh$	ThCh$	ThCh$
Trade and other receivables, gross	1,586,535,818	767,900,561	703,330,626	515,856,801
Trade receivables, gross	1,437,903,199	694,597,739	529,584,066	442,941,968
Accounts receivable from finance leases, gross	21,037,785	10,735,484	170,338,861	69,873,385
Other receivables, gross	127,594,834	62,567,338	3,407,699	3,041,448

	Current		Non-current
Trade and Other Receivables, Net	12-31-2022	12-31-2021	12-31-2022	12-31-2021
	ThCh$	ThCh$	ThCh$	ThCh$
Trade and other receivables, net	1,509,513,355	688,185,127	691,147,645	515,786,340
Trade receivables, net	1,372,573,201	628,681,800	518,816,944	442,871,507
Accounts receivable from finance leases, net	20,775,688	8,365,583	168,923,002	69,873,385
Other receivables, net (1)	116,164,466	51,137,744	3,407,699	3,041,448
(1)	The detail of other accounts receivable is as follows:

	Current		Non-current
Other receivables, net (1)	12-31-2022	12-31-2021	12-31-2022	12-31-2021
	ThCh$	ThCh$	ThCh$	ThCh$
Accounts receivable from employees	12,929,933	11,808,014	2,779,599	2,522,560
Advances to suppliers and creditors	64,664,538	33,079,980	511,771	514,119
Sale of investment in Sociedad de Inversiones K Cuatro SpA (i)	29,681,532	—	—	—
Others	8,888,463	6,249,750	116,329	4,769
Total	116,164,466	51,137,744	3,407,699	3,041,448

Schedule of future collections on financial lease receivables

	12-31-2022			12-31-2021
	Gross	Interest	Present Value	Gross	Interest	Present Value
	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$
Less than one year	27,550,419	6,512,634	21,037,785	12,574,641	1,839,157	10,735,484
From one to two years	17,871,553	3,383,443	14,488,110	11,492,554	1,833,885	9,658,669
From two to three years	16,507,313	2,477,022	14,030,291	11,377,461	1,628,175	9,749,286
From three to four years	14,941,493	1,865,003	13,076,490	11,308,946	1,056,999	10,251,947
From four to five years	12,640,235	1,314,700	11,325,535	9,494,846	602,282	8,892,564
More than five years	135,444,145	18,025,710	117,418,435	31,618,242	297,323	31,320,919
Total	224,955,158	33,578,512	191,376,646	87,866,690	7,257,821	80,608,869

Summary of balance of past due but not impaired trade receivables

	As of December 31,
	2022	2021
Trade accounts receivables due and unpaid, but for which no impairment losses have been recorded	ThCh$	ThCh$
Less than three months	195,879,586	103,142,026
Between three and six months	52,964,326	22,902,308
Between six and twelve months	20,180,791	17,421,962
More than twelve months	54,261,319	51,177,749
Total	323,286,022	194,644,045

Summary of movement of impairment loss of trade receivables

Current and
Non-current
Trade accounts receivables due and unpaid, with impairment losses	ThCh$
Balance as of January 1, 2021	64,853,003
Increases (decreases) for the year	18,765,175
Amounts written off	(3,884,603)
Increases (decreases) in foreign currency translation differences	52,320
Balance as of December 31, 2021	79,785,895
Increases (decreases) for the year (1)	22,025,354
Amounts written off	(10,915,012)
Increases (decreases) in foreign currency translation differences	(1,334)
Decreases to be classified as held for sale (2)	(1,689,459)
Balance as of December 31, 2022	89,205,444